Segment Information - Reconciliation of Partnership EBITDA to AmeriGas Propane Operating Income and Footnotes (Details) - USD ($)	3 Months Ended				12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Reconciliation of partnership EBITDA
Depreciation and amortization					$ (455,100,000)	$ (416,300,000)	$ (400,900,000)
Interest expense					(230,100,000)	(223,500,000)	(228,900,000)
Impairment of Partnership tradenames and trademarks	$ (75,000,000)				(75,000,000)	0	0
Loss on extinguishments of debt		$ (700,000)	$ (3,600,000)	$ (5,300,000)	0	(59,700,000)	(48,900,000)
Income before income taxes					$ 854,500,000	$ 701,400,000	$ 710,000,000
General Partner interest in AmeriGas OLP (percentage)					1.01%	1.01%	1.01%
Pretax gains (losses) on unsettled commodity derivative instruments					$ 132,800,000	$ 82,000,000	$ 91,600,000
Other-than-temporary impairment of an investment in a private equity partnership pre-tax loss					0	11,000,000	0
AmeriGas Propane
Reconciliation of partnership EBITDA
Loss on extinguishments of debt							(48,900,000)
Operating Segments | AmeriGas Propane
Reconciliation of partnership EBITDA
Partnership Adjusted EBITDA					605,500,000	551,300,000	543,000,000
Depreciation and amortization					(185,800,000)	(190,500,000)	(190,000,000)
Interest expense					(163,100,000)	(160,200,000)	(164,100,000)
Impairment of Partnership tradenames and trademarks					(75,000,000)	0	0
Loss on extinguishments of debt					0	(59,700,000)	(48,900,000)
MGP environmental accrual					0	(7,500,000)	0
Noncontrolling interests					2,500,000	2,000,000	3,300,000
Income before income taxes					$ 184,100,000	$ 135,400,000	$ 143,300,000